Note 1 - Reporting Entity	6 Months Ended
Apr. 30, 2024
Statement Line Items [Line Items]
Disclosure of notes and explanatory information [text block]
1.	Reporting entity:

VersaBank (the “Bank”) operates as a Schedule I bank under the Bank Act (Canada) and is regulated by the Office of the Superintendent of Financial Institutions Canada (“OSFI”). The Bank, whose shares trade on the Toronto Stock Exchange and Nasdaq Stock Exchange, provides commercial lending and banking services to select niche markets in Canada and the United States as well as cybersecurity services through the operations of its wholly owned subsidiary DRT Cyber Inc., (“DRTC”). The Bank is incorporated and domiciled in Canada, and maintains its registered office at Suite 2002, 140 Fullarton Street, London, Ontario, Canada, N6A 5P2.